Income Taxes - Components of Provision for income taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal					$ 0	$ 0
State					25	10
Foreign					3
Total current					28	10
Deferred:
Federal					0	0
State					0	0
Foreign					0	0
Total deferred					0	0
Total provision (benefit)	$ (14)	$ 7	$ 6	$ 21	$ 28	$ 10